RESTRUCTURING ACTIVITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTRUCTURING ACTIVITIES
Details for restructuring activities

The following table details our restructuring and exit costs as reflected in the Condensed Consolidated Statements of Operations:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Lease receivable contracts, net	$16.5	$—	$16.5	$—
Inventory and Property and equipment	0.4	—	0.4	—
Employee termination benefits	2.9	2.0	5.5	5.3
Restructuring and exit costs	19.8	2.0	22.4	5.3
Other associated restructuring charges	1.1	0.3	5.5	1.8
Total	$20.9	$2.3	$27.9	$7.1

Restructuring and exit costs by segment were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in millions)	2021	2020	2021	2020
Institutional	$19.5	$0.5	$20.8	$2.9
Food & Beverage	0.3	—	1.2	0.6
Corporate	—	1.5	0.4	1.8
Total	$19.8	$2.0	$22.4	$5.3

The following table details our restructuring activities as reflected in the Consolidated Statements of Operations is as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Restructuring charges	$25.6	$19.8	$24.9
Other associated restructuring charges	4.7	6.5	6.4
Total	$30.3	$26.3	$31.3

Restructuring charges by segment were as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(in millions)	2020	2019	2018
Institutional	$25.6	$6.9	$7.7
Food & Beverage	0.8	0.8	4.1
Corporate/Unallocated	3.9	18.6	19.5
Total	$30.3	$26.3	$31.3

Details for restructuring accrual

The following table provides the details for the restructuring and exit cost liabilities:

	Lease	Inventory and	Employee
	Receivable	Property and	Termination
(in millions)	Contracts, Net	Equipment	Benefits	Total
Balance as of December 31, 2020	$—	$—	$26.3	$26.3
Accrual and accrual adjustments	16.5	0.4	5.5	22.4
Cash payments during period	—	—	(15.7)	(15.7)
Write-offs	—	(0.4)	—	(0.4)
Foreign currency translation	—	—	(0.2)	(0.2)
Balance as of September 30, 2021	$16.5	$—	$15.9	$32.4

The following table provides the details for the restructuring accrual for the year ended December 31, 2020 and December 31, 2019, respectively:

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Restructuring accrual at beginning of period	$13.4	$9.5
Accrual and accrual adjustments	25.6	19.8
Cash payments during period	(12.5)	(16.1)
Foreign currency translation	(0.2)	0.2
Restructuring accrual at end of period	$26.3	$13.4